Investment Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments, All Other Investments [Abstract]
Schedule of Available-for-sale Securities Reconciliation
The following table details the unrealized gains and losses on investment securities as of December 31, 2013 and 2012 (amounts in thousands):

As of December 31, 2013	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Investments in real estate fund	$1,589	$—	$(105)	$1,484
CMBS	60,452	498	(367)	60,583
	$62,041	$498	$(472)	$62,067

As of December 31, 2012
Preferred securities	$41,747	$223	$(316)	$41,654